Related party transactions and Directors' remuneration	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions and Directors' remuneration	Related party transactions and Directors’ remuneration
Related party transactions
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both.
Parent company
The parent company, which is also the ultimate parent company, is Barclays PLC, which holds 100% of the issued ordinary shares of Barclays Bank PLC.  The largest group in which the results of Barclays Bank PLC are consolidated is headed by
Barclays PLC, 1 Churchill Place London E14 5HP. The consolidated financial statements of Barclays PLC Group are available to the public and may be obtained from Barclays Corporate Secretariat, 1 Churchill Place London E14 5HP.
Subsidiaries
Transactions between Barclays Bank PLC and its subsidiaries also meet the definition of related party transactions. Where these are eliminated on consolidation, they are not disclosed in the Barclays Bank Group’s financial statements. A list of the
Barclays Bank Group’s principal subsidiaries is shown in Note 31.
Fellow subsidiaries
Transactions between the Barclays Bank Group and other subsidiaries of the parent company also meet the definition of related party transactions.
Other entities
The Barclays Bank Group provides banking services to Barclays Bank Group pension funds (principally the UK Retirement
Fund) and other entities, providing loans, overdrafts, interest and non-interest bearing deposits and current accounts to these entities as well as other services. Barclays Bank Group companies also provide investment management and custodian services to the Barclays Bank Group pension schemes. All of these transactions are conducted on the same terms as third party transactions. Summarised financial information for the Barclays Bank Group’s investments in associates and joint ventures is set out in Note 33.
Amounts included in the Barclays Bank Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Parent	Fellow subsidiaries	Pension funds	Other related parties
	£m	£m	£m	£m
For the year ended and as at 31 December 2025
Total income	(2,276)	75	4	42
Operating expenses	(105)	(4,794)	—	—
Total assets	1,136	8,497	—	—
Total liabilities	46,360	8,438	140	126
For the year ended and as at 31 December 2024
Total income	(1,994)	172	(1)	54
Operating expenses	(92)	(4,361)	—	—
Total assets	1,338	6,753	—	1,104
Total liabilities	44,678	8,588	176	64
For the year ended and as at 31 December 2023
Total income	(1,712)	164	1	52
Operating expenses	(89)	(4,157)	(1)	—
Total liabilities include derivatives transacted on behalf of the pensions funds of £89m (2024: £100m).
Key Management Personnel
Key Management Personnel are defined as those persons having authority and responsibility for planning, directing and controlling the activities of Barclays Bank PLC (directly or indirectly) and comprise the Directors and Officers of Barclays
Bank PLC, certain direct reports of the Chief Executive Officer and the heads of major business units and functions.
The Barclays Bank Group provides banking services to Key Management Personnel and persons connected to them.
Transactions during the year and the balances outstanding were as follows:

Banking Services provided
	2025	2024
	£m	£m
Loans outstanding as at 31 December	12.9	10.8
Deposits outstanding as at 31 December	14.8	9.5
Total commitments outstanding
Total commitments outstanding refer to the total of any undrawn amounts on credit card and/or overdraft facilities provided to Key Management Personnel. Total commitments outstanding as at 31 December 2025 were £0.1m (2024:
£0.1m).
All loans to Key Management Personnel (and persons connected to them) were made in the ordinary course of business;
were made on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other persons; and did not involve more than a normal risk of collectability or present other unfavourable features.
Remuneration of Key Management Personnel
Total remuneration awarded to Key Management Personnel below represents salaries, short term benefits and pensions contributions received during the year and awards made as part of the latest remuneration decisions in relation to the year.
Costs recognised in the income statement reflect the accounting charge for the year included within operating expenses.
The difference between the values awarded and the recognised income statement charge principally relates to the recognition of costs for deferred awards. Figures are provided for the period that individuals met the definition of Key
Management Personnel.

	2025	2024	2023
	£m	£m	£m
Salaries and other short-term benefits	42.3	42.9	46.1
Pension costs	0.2	0.2	0.2
Other long-term benefits	10.8	10.8	10.8
Share-based payments	26.5	21.9	16.3
Employer social security charges on emoluments	7.9	7.2	8.2
Costs recognised for accounting purposes	87.7	83.0	81.6
Employer social security charges on emoluments	(7.9)	(7.2)	(8.2)
Other long-term benefits – difference between awards granted and costs recognised	7.6	5.3	2.1
Share-based payments – difference between awards granted and costs recognised	6.8	2.6	4.5
Total remuneration awarded	94.2	83.7	80.0
Disclosure required by the Companies Act 2006
The following information regarding the Barclays Bank PLC Board of Directors is presented in accordance with the
Companies Act 2006:

	2025	2024	2023
	£m	£m	£m
Aggregate emoluments[1]	9.1	8.3	7.2
Amounts paid under LTIPs[2]	1.2	—	—
	10.3	8.3	7.2
Notes
1The aggregate emoluments include amounts paid for the 2025 year. In addition, deferred share awards for 2025 with a total value at grant of
£1.3m (2024: £1.8m, 2023: £1.5m) will be made to Directors which will only vest subject to meeting certain conditions.
2The figure above for "Amounts paid under LTIPs" for 2025 relates to tranches of prior year LTIP awards that were released to Directors during the year.
There were no pension contributions paid to defined contribution schemes on behalf of Directors (2024: £nil, 2023: £nil).
There were no notional pension contributions to defined contribution schemes.
As at 31 December 2025, there were no Directors accruing benefits under a defined benefit scheme (2024: nil, 2023: nil).
The aggregate amount of compensation payable to departing officers in respect of loss of office was £15,300 (2024: £7,398,
2023: £30,519).
Of the figures in the table above, the amounts attributable to the highest paid Director in respect of qualifying services are as follows:

	2025	2024	2023
	£m	£m	£m
Aggregate emoluments[1]	4.8	4.3	3.6
Amounts paid under LTIPs	1.2	—	—
	6.0	4.3	3.6
Note
1The aggregate emoluments include amounts paid for the 2025 year. In addition, a deferred share award for 2025 with a value at grant of £0.8m
(2024: £1.1m, 2023: £1m) will be made to the highest paid Director which will only vest subject to meeting certain conditions.
There were no actual pension contributions paid to defined contribution schemes on behalf of the highest paid Director
(2024: £nil, 2023: £nil). There were no notional pension contributions to defined contribution schemes (2024: £nil, 2023:
£nil).
Advances and credit to Directors and guarantees on behalf of Directors
In accordance with Section 413 of the Companies Act 2006, the total amount of advances and credits made available in
2025 to persons who served as Directors during the year was £nil (2024: £nil). The total value of guarantees entered into on behalf of Directors during 2025 was £nil (2024: £nil).